6. Embedded Debt Conversion (Details - Level 3) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Beginning balance	$ 0	$ 0
Aggregate fair value of derivative issued	51,449	0
Liability reclassification for other equity linked instruments	493,161	0
Change in fair value of derivative included in results of operations (gain) loss	(12,010)	0
Ending balance	$ 532,600	$ 0